SUM SUM SUP-1 072213
Summary Prospectus Supplement dated July 22, 2013
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C, P and Y shares of the Fund listed below:
Invesco Summit Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Erik Voss	Portfolio Manager (lead)	2012
Ido Cohen	Portfolio Manager	2013”
SUM SUM SUP-1 072213

SUM SUM SUP-1-S 072213
Summary Prospectus Supplement dated July 22, 2013
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class S shares of the Fund listed below:
Invesco Summit Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Erik Voss	Portfolio Manager (lead)	2012
Ido Cohen	Portfolio Manager	2013”
SUM SUM SUP-1-S 072213

SUM SUM SUP-2 072213
Summary Prospectus Supplement dated July 22, 2013
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class R5 shares of the Fund listed below:
Invesco Summit Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Erik Voss	Portfolio Manager (lead)	2012
Ido Cohen	Portfolio Manager	2013”
SUM SUM SUP-2 072213